OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [text block] [Abstract]
Disclosure of other liabilities [text block]	29 Other liabilities
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Settlement balances	30	331	32	316
Other creditors and accruals	4,305	4,209	3,490	3,888
	4,335	4,540	3,522	4,204